Subsequent events (Details Textual)					0 Months Ended						1 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Jan. 08, 2014	Dec. 31, 2013 USD ($)	Jan. 16, 2013	Apr. 10, 2015 Subsequent Event [Member] USD ($)	Jan. 06, 2015 Subsequent Event [Member] USD ($)	Jan. 06, 2015 Subsequent Event [Member] CNY	Jan. 07, 2015 Subsequent Event [Member] USD ($)	Jan. 07, 2015 Subsequent Event [Member] CNY	Apr. 13, 2015 Subsequent Event [Member] 2015 Share Incentive Plan	Mar. 18, 2015 Subsequent Event [Member] IPO [Member] USD ($)	Mar. 24, 2015 Subsequent Event [Member] IPO [Member] USD ($)	Jan. 08, 2015 Subsequent Event [Member] Notes Payable to Banks [Member] USD ($)	Jan. 08, 2015 Subsequent Event [Member] Notes Payable to Banks [Member] CNY
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 2,117,700	13,000,000
Debt Instrument, Maturity Date						Jan. 05, 2016	Jan. 05, 2016						Jul. 07, 2015	Jul. 07, 2015
Debt Instrument, Interest Rate, Stated Percentage		6.90%		6.90%		7.28%	7.28%
Repayments of Short-term Debt								2,117,700	13,000,000
Notes Payable to Bank, Current	7,167,600		7,196,598										2,280,600	14,000,000
Share Price											$ 4.00
Stock Issued During Period, Shares, New Issues										1,200,000		1,600,000
Shares Issued, Price Per Share												$ 4.00
Stock Issued During Period, Value, Issued for Services												6,400,000
Proceeds from Issuance Initial Public Offering					$ 5,100,000							$ 5,100,000
Shares Registered For Offering											1,600,000